Shareholders' Equity	12 Months Ended
Oct. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6. SHAREHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock. Holders of the Company’s common stock are entitled to one vote for each share. All weighted average and earnings per share amounts have been restated to reflect the retroactive effect of the reverse stock splits.

On August 15, 2011, the Company announced that the underwriters of the Company’s IPO elected not to exercise their over-allotment option.  As a result, the Company’s shareholders prior to the IPO forfeited an aggregate of 180,000 shares of their common stock of the Company. As a result of the forfeiture, there are 6,000,000 shares of common stock of the Company issued and outstanding as of October 31, 2011.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. At October 31, 2011, the Company has not issued any shares of preferred stock.